Investments In Affiliated Companies:	12 Months Ended
Dec. 31, 2011
Investments In Affiliated Companies [Abstract]
Investments In Affiliated Companies:
(20)	Investments in Affiliated Companies (Unaudited):

Investments in affiliated companies accounted for under the equity method consist of 100% of the common stock of HopFed Capital Trust I (the Trust), a wholly owned statutory business trust. The Trust was formed on September 25, 2003. Summary financial information for the HopFed Capital Trust 1 is as follows:

Summary Balance Sheets

	At Dec. 31, 2011	At Dec. 31, 2010
Asset – investment in subordinated debentures issued by HopFed Bancorp, Inc.	$10,310	10,310

Liabilities	$—	—
Stockholders' equity:
Trust preferred securities	10,000	10,000
Common stock (100% owned by HopFed Bancorp, Inc.)	310	310

Total stockholder's equity	10,310	10,310

Total liabilities and stockholder's equity	$10,310	10,310

Summary Statements of Income

	Years Ended Dec. 31,
	2011	2010
Income – interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$367	362

Net income	$367	362

Summary Statements of Stockholder's Equity

	Trust Preferred Securities	Common Stock	Retained Earnings	Total Stockholder's Equity
Beginning balances, January 1, 2011	$10,000	310	—	10,310
Retained earnings:
Net income	—	—	367	367
Dividends:
Trust preferred securities	—	—	(356)	(356)
Common dividends paid to HopFed Bancorp, Inc.	—	—	(11)	(11)

Total retained earnings	—	—	—	—

Ending balances, December 31, 2011	$10,000	310	—	10,310